GOING CONCERN (Details) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Aug. 12, 2015	Jun. 30, 2013
GOING CONCERN [Abstract]
Net cash used in operating activities	$ 3,659,773	$ 5,132,019
Loss from operations	5,513,725	7,111,945
Accumulated deficit	40,647,303	35,133,578
Stockholders' deficit	3,550,528	1,898,315		$ 2,270,386
Proceeds from issuance of common stock	150,755	2,131,527
Proceeds from the sale of stock and warrants through private placements	$ 2,305,000	1,705,000
Proceeds from sale of stock under stock purchase agreement		$ 570,000
Debt instrument, face amount	$ 1,375,000
Purchase agreement amount			$ 10,000,000